Schedule of measurement of the fair value and inputs at grant date (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Fair value at grant date (weighted average)		$ 30.60	$ 416.79
Exercise price at grant date (weighted average)		$ 39.000	$ 0.192
Expected volatility (weighted average)		144.00%	61.80%
Expected terms (years) (weighted average)		7 years	4 years
Expected dividend (weighted average)
Risk-free interest rate (weighted average)		4.33%	4.50%